Investment Strategy	Mar. 29, 2026
Rockefeller Climate Solutions Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of public companies offering climate change mitigation or adaptation products and services. The Adviser typically considers a company to be focused on climate mitigation or adaptation solutions where it generates revenue (as further detailed below) by delivering products or services related to water infrastructure and technologies, waste management and technologies, energy efficiency, food, agriculture and forestry, renewable and alternative energy, healthcare, pollution control, and/or climate support systems (the “Climate Solution Activities”). The Fund may invest in companies operating in any industry or sector. However, due to its focus on Climate Solution Activities and in order to achieve its objective, the Fund historically has had more meaningful exposure to companies operating in the Industrial and Utilities sectors, and to a lesser extent, to companies operating in the Energy and Financials sectors and expects this tilt to continue.

Equity securities in which the Fund may invest include common stocks, preferred stocks, depositary receipts, and interests in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”) which engage in Climate Solution Activities. The Fund may also invest in other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities, and these investments will count for the purpose of meeting the requirement that 80% of the Fund’s net assets be invested in equity securities of public companies offering climate change mitigation or adaptation products and services. The Fund may invest in equity securities of U.S. and foreign companies (including issuers domiciled in emerging markets or less developed countries) with market capitalizations of any size. The Fund’s investments in common stocks of foreign companies may include depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund invests a portion of its assets in securities that are traded in currencies other than U.S. dollars, so the Fund may buy and sell foreign currencies to facilitate transactions in portfolio securities. The Fund does not currently expect to hedge against currency risks, although the Fund retains the discretion to engage in such hedging strategies if the Adviser determines that it may be advantageous to do so.
Ideas for potential investments are sourced by the Adviser utilizing internal and external research, including from relationships with climate focused organizations and industry collaborations such as non-governmental organizations (NGOs) and other non-profit organizations. The Adviser employs a bottom-up, fundamental investment approach to build an actively managed portfolio of public companies engaging in Climate Solution Activities across key environmental themes such as water infrastructure & technology, waste management & technologies, renewable energy, energy efficiency, pollution control, climate support services, healthcare mitigation, and food & agriculture. Companies considered for the Fund’s portfolio will derive material revenue (50% or greater) from Climate Solution Activities or which have a lower level of revenue exposure (generally at least 20%) with the potential to grow the revenue associated with Climate Solution Activities.
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of public companies offering climate change mitigation or adaptation products and services.
Rockefeller US Small Cap Core Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. small capitalization companies. A “U.S. company” is defined as any company that is organized in or has substantial business activities in the United States of America (i.e., securities of issuers that during the issuer’s most recent fiscal year derived at least 50% of its revenue or profits from goods produced or sold, investments made, or services performed in the U.S. or that have at least 50% of its assets in the U.S.). A “small capitalization company” is defined as any company whose market capitalization at the time of purchase is within the market capitalization range represented by companies in the Russell 2000® Index (the “Benchmark”). As of December 31, 2025, the market capitalization range for the Russell 2000® Index was approximately $5 million to $31.3 billion, which may increase or decrease at any time. With respect to 20% of the Fund’s net assets, the Adviser may invest in companies with market capitalizations below or above the Russell 2000® Index where it determines the opportunity is consistent with the Fund’s investment objective. The Fund is not required to dispose of companies whose market capitalizations exceed the high end of the range, and may add to positions in portfolio companies that exhibit continued growth and other characteristics consistent with the Fund’s investment objective regardless of market capitalization. The Fund may add to positions that exceed the Russell 2000® Index so long as 80% of the Fund’s net assets are invested in U.S. small capitalization companies at the time. The Adviser employs a long-term investment philosophy rooted in fundamental, bottom-up research and analysis to identify companies for the portfolio. When selecting a security for the portfolio, the Adviser generally looks for one or more of the following characteristics:

•Potential competitive advantages
•Opportunity to grow earnings, revenue and/or cash flow
•Management team quality
•Balance sheet strength
•Attractive valuation relative to intrinsic value and/or peers

Equity securities include common stocks, preferred stocks, rights, depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), and REITs. The Fund has the
ability to invest up to 20% of its net assets in equity securities of foreign companies, including ADRs and GDRs. The Adviser seeks to construct a portfolio with a relatively small number of securities (typically 35 to 45 names) of smaller market capitalization companies where the potential growth in revenue and earnings can be bought at an attractive price relative to their growth rate and to their peer group. The Fund’s objective is to hold these companies through their growth stages. The Adviser’s process for selling or trimming a portfolio holding generally considers one or more of the following factors:

•Change to the investment thesis
•Change to the company’s fundamental positioning such as a shift in competitive advantages, growth prospects, management team, financial condition and/or valuation
•Market capitalization increases (typically above US $5 billion or the upper end of the Benchmark’s market capitalization)
•Changes to intrinsic and relative valuation

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. small capitalization companies.